Recent Developments and Liquidity (Details) (USD $)	3 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2011 Offering Warrants [Member]	Sep. 02, 2014 Subsequent Event [Member] Senior Secured Notes [Member]
Recent developments and liquidity (Textuals)
Working capital deficit	$ (13,154,096)
Amount required for funding operation	40,000,000
Senior note			45,000,000
Initial sale of senior note			16,000,000
Proceeds from issuance of warrants		$ 20,532,500